Nature of Operations and Summary of Significant Accounting Policies - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation Methods		Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets.
Repurchase of common stock	97,084		2,592
Percent of outstanding shares	5.00%
Average price (in dollars per share)			$ 16.38	$ 10.00
Total repurchase of common stock		72,127
Total average price (in dollars per share)		$ 15.31
Stock option
Property, Plant and Equipment [Line Items]
Stock granted		20,000
Restricted stock
Property, Plant and Equipment [Line Items]
Stock granted		8,400
Asset Impairment Charges		$ 0	$ 0
Minimum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		P20Y
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		P3Y
Maximum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		P30Y
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		P10Y